INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The components of our deferred tax assets are as follows:

	December 31,
	2023	2022
Deferred Tax Assets:
Intangible assets	$280,000	$-
Section 174	70,000	23,000
Accrued expenses	300,000	53,000
Federal net operating losses	1,200,000	180,000
Research and development credit	50,000	-
Total deferred tax assets	1,900,000	256,000
Less: Valuation allowance	(1,880,000)	(256,000)
Net Deferred Tax Assets:	$20,000	$-
Deferred Tax Liabilities:
Fixed assets	$(20,000)	$-
Net Deferred Tax Liability	$-	$-

SCHEDULE OF BENEFIT OF INCOME TAXES

The benefit of income taxes for the years ended December 31, 2023 and 2022 consist of the following:

	For the years ended December 31,
	2023	2022
U.S. federal
Current	$-	$-
Deferred	(1,624,000)	(256,000)
State and local
Current	-	-
Deferred	-	-
Valuation allowance	1,624,000	256,000
Income Tax Provision (Benefit)	$-	$-

SCHEDULE OF RECONCILIATION OF THE STATUTORY INCOME TAX RATE TO EFFECTIVE TAX RATE

A reconciliation of the statutory income tax rate to the effective tax rate is as follows:

	December 31,
	2023	2022
Federal rate	$(2,460,000)	$(142,000)
Stock compensation	1,020,000	-
Gain on extinguishment	-	(115,000)
Federal RTP	(30,000)	-
Deferred tax adjustment	(150,000)	-
Other	(4,000)	1,000
Change in valuation allowance	1,624,000	256,000
Income Tax Provision (Benefit)	$-	$-